INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

August 18, 2020

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) (File Nos. 333-122901 and 811-21719) on behalf of the 361 Global Managed Futures Strategy Fund (the “Fund”)

The Trust is filing Post-Effective Amendment No. 1116 to its Registration Statement under Rule 485(a)(1) for the purposes of making changes to the Fund’s principal investment strategies and to reflect the addition of a new trading advisor to the Fund and its wholly-owned subsidiary.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Secretary